UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number 811-01700
                                   ---------

               FRANKLIN GOLD AND PRECIOUS METALS FUND
               --------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        (Address of principal executive offices) (Zip code)

 MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
 -----------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 7/31/05
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.

                               [GRAPHIC OMITTED]

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                                                        JULY 31, 2005
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    ANNUAL REPORT AND SHAREHOLDER LETTER                      SECTOR
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                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
              FRANKLIN GOLD AND                        FASTER VIA EMAIL?
            PRECIOUS METALS FUND
                                                       Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
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                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              FRANKLIN TEMPLETON INVESTMENTS

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL Series. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

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MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the annual report

                                    CONTENTS

SHAREHOLDER LETTER ........................................................    1

ANNUAL REPORT

Franklin Gold and Precious Metals Fund ....................................    3

Performance Summary .......................................................    8

Your Fund's Expenses ......................................................   13

Financial Highlights and Statement of Investments .........................   15

Financial Statements ......................................................   22

Notes to Financial Statements .............................................   26

Report of Independent Registered Public Accounting Firm ...................   35

Tax Designation ...........................................................   36

Board Members and Officers ................................................   37

Shareholder Information ...................................................   42

--------------------------------------------------------------------------------

ANNUAL REPORT

FRANKLIN GOLD AND PRECIOUS METALS FUND

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Gold and Precious Metals Fund seeks capital appreciation with current income as its secondary goal, by investing at least 80% of total net assets in securities of companies that mine, process or deal in gold or other precious metals.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 7/31/05

                                            Long Life Gold Mines           57.0%
                                            Medium Life Gold Mines         12.0%
                                            Platinum & Paladium            11.2%
     [PIE CHART]                            Gold & Diversified Resources    9.6%
                                            Gold Exploration                7.8%
                                            Mutual Funds                    1.2%
                                            Short-Term Investments &
                                            Other Net Assets                1.2%
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Gold and Precious Metals Fund's annual report for the fiscal year ended July 31, 2005.

PERFORMANCE OVERVIEW

Franklin Gold and Precious Metals Fund - Class A delivered a +11.78% cumulative total return for the 12 months ended July 31, 2005. The Fund underperformed the broad Standard & Poor's 500 Composite Index's (S&P 500's) 14.04% total return, but outperformed the sector-specific FTSE Gold Mines Index's 5.37% price return during the same period.(1) You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

(1) Sources: Standard & Poor's Micropal; Financial Times. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The FTSE Gold Mines Index is an unweighted index that tracks the daily performance of gold mining companies in South Africa, Australia and North America. This is a price-only index and does not include dividends. The indexes are unmanaged. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 19.


                                                               Annual Report | 3

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 7/31/05

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Canada                                                                     40.4%

South Africa                                                               27.9%

U.S.                                                                       14.4%

Australia                                                                  10.3%

Peru                                                                        4.1%

Papua New Guinea                                                            1.5%

U.K                                                                         0.2%

Short-Term Investments & Other Net Assets                                   1.2%

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended July 31, 2005, a maturing domestic economic expansion was driven by staying power across most industries, sectors and regions. Gross domestic product (GDP) rose each quarter, benefiting primarily from personal consumption and greater business investment. Demand for imported goods and materials fueled a widening trade gap. The U.S. dollar rallied in the first half of 2005 driven largely by rising short-term domestic interest rates and strong U.S. economic growth relative to its major trading partners.

With controlling inflation at the forefront of its agenda, the Federal Reserve Board raised the federal funds target rate from 1.25% to 3.25% and said it would respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability. Oil prices hit record highs, yet inflation remained relatively contained for the 12 months ended July 31, 2005, as measured by the 2.1% rise for the core Consumer Price Index, which excludes volatile food and energy costs.(2) Continued competition, globalization and offshoring helped ease pricing pressures, and many companies held back in passing along higher commodity and energy costs to consumers. Although short-term interest rates rose, long-term interest rates actually declined, contributing to continued robust housing and commercial real estate activity, which added to economic growth.

Many businesses enjoyed their widest profit margins on record, propelled largely by productivity gains that lifted corporate profitability and cash flow. The favorable business environment also helped stabilize the labor market, which firmed as employment increased and the unemployment rate dropped from 5.5% to 5.0% during the reporting period.2 Personal income rose, and hiring rebounded in many industries, bolstered by healthy business spending and solid business confidence.

For the second half of the reporting period, most stock markets were volatile, influenced partly by inflation worries, energy prices, the fluctuating dollar and short-term interest rate hikes. Toward period-end, the S&P 500 and NASDAQ Composite Indexes reached four-year highs, as rising dividend payments and solid corporate profits supported investor confidence. The blue chip stocks of the Dow Jones Industrial Average posted a one-year total return of 7.29%, while the broader S&P 500 and technology-heavy NASDAQ Composite Indexes returned 14.04% and 16.14%.(3)

(2)   Source: Bureau of Labor Statistics.

(3) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international-based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


4 | Annual Report

PRECIOUS METALS PRICES (8/01/05-7/31/05)(4)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                 Gold          Palladium       Platinum
7/30/04         $391.05         $217.50         $820.00
8/2/04          $392.15         $217.50         $827.50
8/3/04          $394.05         $215.50         $825.50
8/4/04          $391.65         $215.50         $834.00
8/5/04          $392.85         $211.50         $827.50
8/6/04          $399.75         $213.50         $828.50
8/9/04          $400.25         $214.00         $833.00
8/10/04         $398.65         $215.50         $847.50
8/11/04         $395.45         $212.50         $836.50
8/12/04         $393.75         $211.00         $849.25
8/13/04         $398.95         $211.00         $863.50
8/16/04         $402.25         $214.50         $883.50
8/17/04         $405.05         $216.50         $881.00
8/18/04         $404.55         $217.50         $860.00
8/19/04         $406.65         $221.00         $863.50
8/20/04         $412.75         $222.50         $853.00
8/23/04         $409.95         $219.00         $836.50
8/24/04         $403.15         $215.50         $845.00
8/25/04         $406.55         $213.50         $849.50
8/26/04         $406.55         $215.50         $855.50
8/27/04         $403.25         $212.50         $864.50
8/30/04         $408.05         $214.50         $864.50
8/31/04         $409.85         $214.50         $865.50
9/1/04          $408.85         $214.50         $869.50
9/2/04          $406.35         $213.00         $870.00
9/3/04          $401.05         $212.00         $860.00
9/6/04          $402.55         $213.50         $848.50
9/7/04          $397.75         $209.50         $845.50
9/8/04          $399.65         $207.50         $845.50
9/9/04          $398.95         $207.00         $828.50
9/10/04         $402.75         $205.25         $835.75
9/13/04         $403.95         $209.50         $842.50
9/14/04         $405.42         $210.50         $845.50
9/15/04         $405.15         $209.00         $845.50
9/16/04         $404.52         $208.00         $838.50
9/17/04         $405.65         $208.50         $839.50
9/20/04         $405.05         $206.50         $835.00
9/21/04         $409.25         $209.00         $850.00
9/22/04         $407.35         $207.50         $844.00
9/23/04         $410.13         $213.00         $850.00
9/24/04         $407.83         $221.00         $852.50
9/27/04         $408.63         $225.00         $857.00
9/28/04         $412.25         $221.00         $873.00
9/29/04         $412.95         $217.50         $849.50
9/30/04         $418.25         $221.50         $860.50
10/1/04         $419.47         $221.50         $859.50
10/4/04         $414.05         $217.00         $828.00
10/5/04         $418.75         $220.00         $839.50
10/6/04         $417.88         $224.00         $844.00
10/7/04         $417.65         $232.50         $841.00
10/8/04         $422.78         $232.50         $842.50
10/11/04        $422.05         $228.50         $847.50
10/12/04        $415.25         $222.50         $842.50
10/13/04        $416.25         $215.00         $832.50
10/14/04        $417.75         $217.50         $842.50
10/15/04        $418.80         $220.00         $846.47
10/18/04        $416.25         $215.50         $839.00
10/19/04        $419.85         $214.50         $838.00
10/20/04        $424.13         $216.00         $848.00
10/21/04        $423.75         $214.50         $848.50
10/22/04        $424.23         $215.50         $843.50
10/25/04        $428.45         $217.00         $849.00
10/26/04        $426.85         $215.00         $843.50
10/27/04        $424.25         $214.00         $835.50
10/28/04        $424.35         $214.50         $830.50
10/29/04        $428.55         $213.50         $834.50
11/1/04         $427.55         $209.00         $834.00
11/2/04         $421.55         $211.00         $824.46
11/3/04         $426.85         $209.50         $829.00
11/4/04         $429.55         $213.00         $847.50
11/5/04         $433.55         $214.00         $848.50
11/8/04         $431.95         $213.00         $847.00
11/9/04         $435.15         $213.50         $850.00
11/10/04        $434.55         $213.00         $847.50
11/11/04        $434.88         $210.75         $853.00
11/12/04        $437.85         $218.50         $874.00
11/15/04        $436.75         $217.50         $876.50
11/16/04        $439.45         $218.00         $866.50
11/17/04        $444.65         $220.00         $874.25
11/18/04        $442.95         $217.50         $860.00
11/19/04        $447.05         $218.50         $859.75
11/22/04        $448.94         $216.00         $853.00
11/23/04        $447.05         $217.00         $853.00
11/24/04        $449.55         $216.00         $861.25
11/25/04        $451.69         $216.00         $863.00
11/26/04        $451.95         $214.00         $864.50
11/29/04        $453.95         $211.50         $863.75
11/30/04        $450.95         $211.00         $868.25
12/1/04         $454.75         $211.00         $877.75
12/2/04         $449.25         $210.50         $881.75
12/3/04         $455.90         $206.50         $872.75
12/6/04         $452.25         $209.25         $872.75
12/7/04         $450.90         $208.50         $869.25
12/8/04         $440.60         $202.00         $832.25
12/9/04         $437.30         $195.50         $821.00
12/10/04        $434.20         $195.25         $832.25
12/13/04        $438.85         $194.50         $833.50
12/14/04        $435.60         $190.50         $833.75
12/15/04        $440.60         $185.00         $840.00
12/16/04        $437.20         $179.50         $842.25
12/17/04        $441.50         $179.50         $838.25
12/20/04        $442.99         $185.75         $843.25
12/21/04        $441.60         $182.50         $842.50
12/22/04        $439.70         $184.00         $842.00
12/23/04        $442.24         $185.00         $843.25
12/24/04        $442.65         $182.50         $846.00
12/27/04        $444.35         $188.50         $867.50
12/28/04        $443.75         $187.50         $867.50
12/29/04        $436.45         $185.00         $865.00
12/30/04        $437.99         $186.00         $860.25
12/31/04        $438.45         $186.50         $861.50
1/3/05          $429.55         $184.50         $855.00
1/4/05          $427.55         $181.50         $844.00
1/5/05          $426.55         $182.00         $847.50
1/6/05          $421.40         $181.50         $845.50
1/7/05          $419.05         $183.00         $841.50
1/10/05         $419.63         $189.00         $848.00
1/11/05         $421.65         $192.50         $861.00
1/12/05         $426.15         $190.50         $861.50
1/13/05         $425.20         $186.75         $860.00
1/14/05         $423.15         $184.50         $855.50
1/17/05         $422.13         $183.50         $855.50
1/18/05         $423.05         $182.50         $860.00
1/19/05         $423.15         $188.00         $868.00
1/20/05         $422.35         $184.50         $862.50
1/21/05         $427.25         $189.00         $867.50
1/24/05         $427.35         $191.50         $872.00
1/25/05         $422.20         $190.50         $860.50
1/26/05         $426.80         $190.50         $867.50
1/27/05         $426.20         $188.75         $869.50
1/28/05         $427.00         $189.50         $871.50
1/31/05         $422.60         $188.50         $867.75
2/1/05          $421.13         $190.00         $881.75
2/2/05          $421.96         $187.50         $871.50
2/3/05          $417.20         $183.00         $863.50
2/4/05          $414.70         $182.00         $866.50
2/7/05          $413.40         $179.00         $868.50
2/8/05          $412.70         $178.50         $855.00
2/9/05          $413.35         $178.75         $849.50
2/10/05         $417.80         $180.00         $865.00
2/11/05         $420.90         $182.50         $867.50
2/14/05         $425.75         $185.50         $876.50
2/15/05         $425.75         $182.50         $855.50
2/16/05         $425.20         $180.50         $855.50
2/17/05         $427.17         $181.00         $863.00
2/18/05         $427.41         $181.50         $864.00
2/21/05         $427.45         $179.50         $861.50
2/22/05         $435.85         $182.00         $874.50
2/23/05         $434.55         $183.00         $863.00
2/24/05         $433.75         $183.00         $863.25
2/25/05         $435.25         $182.50         $860.50
2/28/05         $435.65         $182.50         $864.75
3/1/05          $432.60         $183.00         $864.00
3/2/05          $432.95         $187.00         $865.25
3/3/05          $429.65         $198.50         $866.50
3/4/05          $434.30         $210.75         $869.00
3/7/05          $434.55         $205.25         $865.50
3/8/05          $440.55         $207.00         $871.00
3/9/05          $440.60         $204.50         $871.25
3/10/05         $442.13         $201.00         $869.50
3/11/05         $444.95         $203.00         $869.00
3/14/05         $440.97         $197.50         $870.75
3/15/05         $440.70         $202.50         $876.00
3/16/05         $443.15         $204.50         $887.50
3/17/05         $438.80         $200.00         $878.50
3/18/05         $439.35         $200.50         $874.50
3/21/05         $431.20         $200.00         $870.00
3/22/05         $427.11         $200.00         $864.00
3/23/05         $425.35         $192.50         $854.50
3/24/05         $425.05         $194.50         $859.25
3/25/05         $424.88         $194.50         $857.50
3/28/05         $426.20         $195.50         $857.50
3/29/05         $426.10         $193.50         $861.00
3/30/05         $426.35         $196.50         $862.75
3/31/05         $428.35         $201.50         $867.75
4/1/05          $426.25         $200.00         $861.75
4/4/05          $424.25         $198.00         $857.00
4/5/05          $425.35         $198.50         $857.50
4/6/05          $426.70         $199.00         $861.00
4/7/05          $425.90         $199.00         $865.50
4/8/05          $427.10         $194.50         $860.00
4/11/05         $428.00         $197.50         $859.50
4/12/05         $428.20         $197.00         $861.50
4/13/05         $428.90         $196.50         $864.00
4/14/05         $424.00         $197.50         $863.00
4/15/05         $424.90         $198.50         $863.25
4/18/05         $427.35         $199.50         $862.75
4/19/05         $434.00         $200.00         $790.00
4/20/05         $434.60         $204.00         $874.00
4/21/05         $432.57         $200.00         $871.00
4/22/05         $434.60         $201.50         $874.75
4/25/05         $434.70         $201.50         $878.50
4/26/05         $437.10         $200.50         $879.00
4/27/05         $432.46         $201.50         $870.00
4/28/05         $431.40         $195.00         $866.00
4/29/05         $434.39         $199.50         $871.00
5/2/05          $429.80         $195.00         $870.50
5/3/05          $427.90         $192.50         $867.00
5/4/05          $429.80         $193.00         $874.50
5/5/05          $430.40         $196.50         $872.50
5/6/05          $426.20         $194.50         $876.50
5/9/05          $426.10         $193.50         $875.00
5/10/05         $426.60         $193.50         $876.00
5/11/05         $427.40         $193.00         $882.75
5/12/05         $422.40         $192.50         $869.25
5/13/05         $420.40         $187.50         $866.50
5/16/05         $419.75         $187.00         $851.75
5/17/05         $418.75         $188.50         $861.50
5/18/05         $421.75         $191.50         $859.00
5/19/05         $420.60         $188.50         $865.75
5/20/05         $417.65         $188.50         $862.00
5/23/05         $417.55         $189.00         $862.50
5/24/05         $418.35         $186.50         $866.75
5/25/05         $419.55         $185.50         $866.00
5/26/05         $417.80         $184.00         $861.50
5/27/05         $420.45         $186.50         $860.75
5/30/05         $418.55         $185.00         $864.00
5/31/05         $417.25         $183.00         $860.75
6/1/05          $415.40         $183.00         $871.25
6/2/05          $421.80         $183.00         $877.00
6/3/05          $422.45         $185.00         $874.50
6/6/05          $425.95         $189.00         $878.00
6/7/05          $424.75         $188.50         $878.50
6/8/05          $423.15         $188.50         $876.50
6/9/05          $423.70         $185.50         $873.00
6/10/05         $427.05         $185.50         $869.75
6/13/05         $428.90         $185.50         $871.50
6/14/05         $426.85         $185.00         $875.50
6/15/05         $428.90         $190.00         $879.50
6/16/05         $435.65         $187.50         $882.50
6/17/05         $437.65         $187.50         $895.50
6/20/05         $437.90         $188.50         $895.50
6/21/05         $438.60         $188.00         $879.50
6/22/05         $438.15         $189.50         $886.75
6/23/05         $441.30         $188.50         $888.50
6/24/05         $439.95         $189.00         $892.75
6/27/05         $439.80         $187.50         $888.25
6/28/05         $435.55         $184.50         $882.50
6/29/05         $437.25         $183.00         $882.75
6/30/05         $435.50         $181.50         $885.50
7/1/05          $427.40         $180.50         $870.50
7/4/05          $427.90         $171.50         $871.75
7/5/05          $423.60         $178.50         $857.00
7/6/05          $423.76         $177.00         $864.00
7/7/05          $424.20         $180.50         $864.50
7/8/05          $423.10         $181.50         $863.00
7/11/05         $425.90         $184.50         $867.00
7/12/05         $426.95         $183.50         $872.50
7/13/05         $424.10         $182.50         $873.50
7/14/05         $419.60         $183.50         $867.50
7/15/05         $421.55         $182.50         $865.75
7/18/05         $421.05         $186.00         $868.00
7/19/05         $420.10         $186.50         $867.26
7/20/05         $423.15         $190.50         $873.75
7/21/05         $425.60         $194.50         $881.00
7/22/05         $425.00         $194.50         $882.50
7/25/05         $425.85         $193.00         $888.00
7/26/05         $423.50         $190.50         $884.00
7/27/05         $425.50         $189.00         $883.00
7/28/05         $428.00         $193.00         $886.50
7/29/05         $429.80         $193.00         $896.00

For illustrative purposes only; not representative of the Fund's portfolio composition or performance.

At the start of the reporting period, gold traded at $391 per ounce and strengthened over the course of the fiscal year before peaking at $456 per ounce in early December, which marked a 16-year high. A subsequent sell-off in January was influenced primarily by U.S. dollar strength versus other world currencies early in the calendar year. However, for the remainder of the period, gold prices traded within a range of $410 and $445 per ounce. Gold ended the period up 9.9% at $430 per ounce.

Silver charted a similar path to gold's during the period, peaking in early December, only to sell off and remain range bound for the final five months of the period. Silver ended the period up 10.1% at $7.20 per ounce. Platinum moved steadily higher throughout the year, finishing the period up 9.3% at $896 per ounce, while palladium traded lower ending the period down 11.3% at $193 per ounce.

INVESTMENT STRATEGY

Our conservative management style seeks to expose shareholders to the benefits of diversification by investing globally in the precious metals sector. We like companies with multiple mines, attractive production profiles, strong reserve bases and active exploration programs that can drive future reserve and production growth. While the sector can be volatile, especially over the short term, precious metals, such as gold, can be attractive because they are a hard asset not tied to any particular country or financial system.

(4) Amounts shown are based on spot prices quoted in U.S. dollars per troy ounce.


                                                               Annual Report | 5

MANAGER'S DISCUSSION

The 12-month period ended July 31 was exciting for gold investors as gold bullion prices rose steadily and reached a 16-year high. Furthermore, the launch of the streetTRACKS Gold Trust on the New York Stock Exchange in November boosted investment demand for gold. The introduction of gold exchange traded funds (ETFs) made investing in the commodity more liquid and accessible to a greater number of investors. As of July 31, more than seven million ounces of gold bullion backed gold exchange traded securities globally. However, the period was not without challenges as cost pressures continued to weigh on earnings results. Overall, the industry struggled with rising costs due to several factors such as high energy prices, shortages of truck tires, wait lists for new mining equipment and tight labor markets. The 16-year high gold price in December also coincided with a new wave of attempted consolidation in the gold industry. During the review period, Goldcorp successfully merged with Wheaton River Minerals despite attempts by Glamis Gold to intervene. Harmony Gold also launched a hostile takeover bid for Gold Fields Mining, but was unsuccessful, securing just 11% of Gold Fields stock.

Several of the Fund's top holdings, such as Newcrest Mining, Meridian Gold, Barrick Gold, Impala Platinum and Anglo American Platinum were strong performers for the period and contributed to the Fund's outperformance of the benchmark, the FTSE Gold Mines Index. Newcrest's underlying share price rose ahead of the successful February startup of its Telfer mine, a $1.4 billion project located in Northwestern Australia that is expected to dramatically increase Newcrest's gold production. Meridian Gold benefited from further exploration success in Chile, finding additional veins with high grades of gold and silver. Meridian closed out its hedged positions in silver and should now fully benefit from any increase in silver prices. The market reacted positively to Barrick Gold's Lagunas Norte mine startup in Peru, which was on time and within budget. The company should further benefit from its strong pipeline of growth projects including Valadero in Argentina and Cowell in Australia, which are scheduled to begin operation in the next 12 months. Shares of Impala Platinum and Anglo American Platinum moved higher during the review period mostly due to strong platinum prices and expanding profit margins as the South African rand began to weaken in 2005. Several of the Fund's smaller positions including Yamana Gold, Randgold Resources, Bendigo Mining and Ivanhoe Mines also contributed to the Fund's performance, all appreciating more than 50%.

There were some detractors from Fund performance during the year. Harmony Gold's failed takeover attempt for Gold Fields and Placer Dome's continued struggles with cost control and financing of its project pipeline hindered the performance of these stocks. Despite reports of dwindling inventories and anticipated increased demand, several of the Fund's palladium producing holdings had lackluster performance as metal prices continued to decline.


6 | Annual Report

Currency movements continued to be volatile over the period, with the weaker U.S. dollar putting pressure on companies with non-U.S. based costs. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.

For the 12 months ended July 31, 2005, the U.S. dollar declined in value relative to Canadian and Australian currencies, positively affecting Fund performance. Offsetting the currency gain, the weaker U.S. dollar can make it more expensive to operate in foreign countries, hurting margins. The U.S. dollar appreciated relative to the South African rand, resulting in a currency loss for the Fund. Despite the currency loss, several South African mining stocks performed well in the weaker rand environment as operating margins improved because costs fell in U.S. dollar terms.

The Fund increased its exposure to gold exploration companies by seeking out prospects we think are positioned to take advantage of the current higher commodity price environment. New holdings in the Fund over the past year include Alamos Gold, Gammon Lake Resources, Ballarat Goldfields, Pan Australian Resources and European Minerals. None of these companies have current production but all are working to bring on new mines within the next two years.

Thank you for your participation in Franklin Gold and Precious Metals Fund. We look forward to serving your future investment needs.


                            /s/ Stephen M. Land
[PHOTO OMITTED]
                            Stephen M. Land
                            Portfolio Manager
                            Franklin Gold and Precious Metals Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JULY 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

TOP 10 HOLDINGS
7/31/05

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
INDUSTRY, COUNTRY                                                     NET ASSETS
--------------------------------------------------------------------------------
Barrick Gold Corp.                                                          7.9%
 LONG LIFE GOLD MINES, CANADA
--------------------------------------------------------------------------------
Newcrest Mining Ltd.                                                        7.0%
 LONG LIFE GOLD MINES, AUSTRALIA
--------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                               6.5%
 PLATINUM & PALLADIUM, SOUTH AFRICA
--------------------------------------------------------------------------------
Freeport McMoRan Copper & Gold Inc., B                                      6.2%
 GOLD AND DIVERSIFIED RESOURCES, U.S.
--------------------------------------------------------------------------------
AngloGold Ashanti Ltd.                                                      5.9%
 LONG LIFE GOLD MINES, SOUTH AFRICA
--------------------------------------------------------------------------------
Placer Dome Inc.                                                            5.4%
 LONG LIFE GOLD MINES, CANADA
--------------------------------------------------------------------------------
Meridian Gold Inc.                                                          4.7%
 LONG LIFE GOLD MINES, U.S.
--------------------------------------------------------------------------------
Newmont Mining Corp.                                                        4.6%
 LONG LIFE GOLD MINES, U.S.
--------------------------------------------------------------------------------
Anglo American Platinum Corp. Ltd.                                          4.3%
 PLATINUM & PALLADIUM, SOUTH AFRICA
--------------------------------------------------------------------------------
Compania de Minas Buenaventura SA                                           4.1%
 LONG LIFE GOLD MINES, PERU
--------------------------------------------------------------------------------


                                                               Annual Report | 7

Performance Summary as of 7/31/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A(SYMBOL: FKRCX)                           CHANGE      7/31/05     7/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$1.87       $17.81      $15.94
--------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/04-7/31/05)
--------------------------------------------------------------------------------
Dividend Income                      $0.0078
--------------------------------------------------------------------------------
CLASS B(SYMBOL: FAGPX)                           CHANGE      7/31/05     7/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$1.70       $17.24      $15.54
--------------------------------------------------------------------------------
CLASS C(SYMBOL: FRGOX)                           CHANGE      7/31/05     7/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$1.71       $17.40      $15.69
--------------------------------------------------------------------------------
ADVISOR CLASS(SYMBOL: FGADX)                     CHANGE      7/31/05     7/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$1.92       $18.28      $16.36
--------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/04-7/31/05)
--------------------------------------------------------------------------------
Dividend Income                      $0.0519
--------------------------------------------------------------------------------


8 | Annual Report

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

------------------------------------------------------------------------------------------------------
CLASS A                                               1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +11.78%          +138.56%          +42.88%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                        +5.36%           +17.60%           +3.02%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $10,536           $22,489          $13,466
------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (6/30/05)(4)                   +5.60%           +16.47%           +3.45%
------------------------------------------------------------------------------------------------------
CLASS B                                               1-YEAR            5-YEAR     INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +10.94%          +129.51%         +133.53%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                        +6.94%           +17.87%          +13.76%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $10,694           $22,751          $23,353
------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (6/30/05)(4)                   +7.20%           +16.76%          +14.19%
------------------------------------------------------------------------------------------------------
CLASS C                                               1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +10.96%          +129.77%          +32.94%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                        +9.96%           +18.10%           +2.89%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $10,996           $22,977          $13,294
------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (6/30/05)(4)                  +10.22%           +17.00%           +3.31%
------------------------------------------------------------------------------------------------------
ADVISOR CLASS(5)                                     1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +12.09%          +141.52%          +51.04%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                       +12.09%           +19.29%           +4.21%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $11,209           $24,152          $15,104
------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (6/30/05)(4)                  +12.32%           +18.14%           +4.63%
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                               Annual Report | 9

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The indexes are unmanaged, differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
CLASS A                                                                7/31/05
--------------------------------------------------------------------------------
1-Year                                                                  +5.36%
--------------------------------------------------------------------------------
5-Year                                                                 +17.60%
--------------------------------------------------------------------------------
10-Year                                                                 +3.02%
--------------------------------------------------------------------------------

CLASS A (8/1/95-7/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

            Franklin Gold &
            Precious Metals                              FTSE Gold
Date        Fund - Class A*       S&P 500 Index(6)     Mines Index(6)
7/31/95         9425.00              10000.00             10000.00
                $9,437.00            $10,024.96           $10,115.48
                9481.00              10447.79             10182.97
                8424.00              10410.47             8835.31
                9043.00              10866.95             9678.52
                9147.00              11076.28             9812.36
                10606.00             11452.82             11824.00
                10632.00             11559.37             12000.77
                10664.00             11670.66             11969.03
                10795.00             11842.57             11931.34
                11205.00             12147.46             12189.23
                9796.00              12193.78             10341.73
                9580.00              11655.35             10234.30
                9959.00              11901.57             10417.32
                9364.00              12570.83             9496.37
10/31/96        9390.00              12917.40             9629.29
                9318.00              13892.94             9616.42
                9243.00              13617.73             9351.30
                8832.00              14468.05             8709.16
                9897.00              14581.63             9781.75
                8811.00              13983.61             8394.30
                8254.00              14817.68             7531.09
                8679.00              15719.16             8050.51
                8143.00              16422.99             7142.59
                8004.00              17729.01             7251.87
                7892.00              16736.54             7240.48
                8248.00              17652.63             7820.57
                6947.00              17063.74             6367.17
                5800.00              17853.01             5013.31
                5943.00              18159.39             5426.63
1/31/98         6273.00              18360.05             5732.31
                6245.00              19683.49             5523.40
                6618.00              20690.64             5872.26
                7075.00              20898.70             6658.44
                6097.00              20539.98             5574.83
                5636.00              21373.69             5096.59
                5296.00              21146.67             4618.50
                4234.00              18092.45             3597.75
                5919.00              19251.52             5645.65
                5933.00              20816.06             5708.11
                5820.00              22077.17             5410.78
                5493.00              23348.52             4792.13
                5479.00              24324.51             4780.13
                5365.00              23568.64             4468.76
                5465.00              24511.35             4456.30
4/30/99         6475.00              25460.54             5220.33
                5650.00              24860.17             4247.69
                6091.00              26238.74             4538.60
                5906.00              25420.67             4331.22
                6148.00              25294.81             4605.06
                7258.00              24602.24             5791.08
                6560.00              26158.42             5023.87
                6667.00              26690.13             4800.18
                6888.00              28261.15             4760.34
                6416.00              26841.41             4200.92
                6138.00              26333.84             4333.53
                5959.00              28908.39             4008.56
                5545.00              28038.96             3878.41
                5738.00              27465.13             3995.54
                6002.00              28142.34             4140.71
7/31/00         5645.00              27702.75             3736.72
                6209.00              29422.52             3783.44
                5766.00              27869.60             3582.37
                5459.00              27751.39             3037.20
                5816.00              25565.08             3203.51
                6379.00              25690.50             3505.55
                6503.00              26601.43             3422.73
                6792.00              24177.42             3665.39
                5967.00              22646.63             3304.63
                6828.00              24405.10             3852.98
                7357.00              24568.83             3985.08
                6988.00              23971.07             3981.39
                6430.00              23735.00             3886.62
                6843.00              22250.64             4134.92
                6712.00              20453.99             4510.35
10/31/01        6510.00              20844.25             4313.89
                6589.00              22442.75             4140.97
                7017.00              22639.47             4300.61
                7561.00              22309.27             4915.05
                8253.00              21879.00             5402.53
                8922.00              22701.81             5956.98
                9406.00              21326.12             6353.38
                10485.00             21169.56             7280.07
                9190.00              19662.07             6235.28
                7650.00              18129.88             5275.30
                8632.00              18248.59             6006.46
                8647.00              16267.09             6038.56
                8186.00              17697.51             5491.76
                8216.00              18738.15             5351.30
                9641.00              17637.89             6552.50
1/31/03         9753.00              17176.72             6523.22
                9062.00              16918.62             6106.66
                8513.00              17081.22             5728.57
                8377.00              18488.85             5668.37
                9618.00              19461.98             6316.92
                9919.00              19710.66             6644.80
                10325.00             20058.33             6885.72
                11844.00             20448.76             7769.19
                12115.00             20232.24             7825.80
                13220.00             21376.19             8459.99
                14739.00             21564.05             9363.14
                14685.00             22694.09             9357.20
                13256.00             23110.64             8185.17
                13581.00             23431.78             8340.71
                14382.00             23078.32             9047.61
4/30/04         11465.00             22716.62             7075.82
                12485.00             23027.70             7797.29
                12183.00             23475.18             7481.50
                12047.00             22698.39             7504.12
                12803.00             22789.56             8162.30
                13800.00             23036.23             8760.80
                14080.00             23388.17             9096.89
                14723.00             24334.28             9381.35
                13882.00             25161.91             8709.11
                13103.00             24548.63             8067.33
                14108.00             25065.00             8615.68
                13473.00             24621.63             8201.28
                12271.00             24154.81             7344.58
                12460.00             24922.76             7424.17
                13647.00             24958.42             8183.48
7/31/05         13466.00             25886.23             7907.44

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
CLASS B                                                                 7/31/05
--------------------------------------------------------------------------------
1-Year                                                                   +6.94%
--------------------------------------------------------------------------------
5-Year                                                                  +17.87%
--------------------------------------------------------------------------------
Since Inception (1/1/99)                                                +13.76%
--------------------------------------------------------------------------------

CLASS B (1/1/99-7/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                  Franklin Gold &
                  Precious Metals                                   FTSE Gold
Date              Fund - Class B*         S&P 500 Index(6)        Mines Index(6)
1/1/99                 $10,000                $10,000                $10,000
1/31/99                $9,961                 $10,418                $9,975
2/28/99                $9,754                 $10,094                $9,325
3/31/99                $9,935                 $10,498                $9,299
4/30/99                $11,762                $10,905                $10,894
5/31/99                $10,259                $10,647                $8,864
6/30/99                $11,049                $11,238                $9,471
7/31/99                $10,699                $10,887                $9,038
8/31/99                $11,140                $10,834                $9,610
9/30/99                $13,161                $10,537                $12,085
10/31/99               $11,878                $11,203                $10,484
11/30/99               $12,073                $11,431                $10,017
12/31/99               $12,452                $12,104                $9,934
1/31/00                $11,606                $11,496                $8,766
2/29/00                $11,099                $11,279                $9,043
3/31/00                $10,747                $12,381                $8,365
4/30/00                $10,006                $12,009                $8,093
5/31/00                $10,344                $11,763                $8,338
6/30/00                $10,812                $12,053                $8,641
7/31/00                $10,175                $11,865                $7,798
8/31/00                $11,177                $12,601                $7,895
9/30/00                $10,370                $11,936                $7,476
10/31/00               $9,810                 $11,886                $6,338
11/30/00               $10,448                $10,949                $6,685
12/31/00               $11,436                $11,003                $7,315
1/31/01                $11,658                $11,393                $7,142
2/28/01                $12,169                $10,355                $7,649
3/31/01                $10,676                $9,699                 $6,896
4/30/01                $12,208                $10,453                $8,040
5/31/01                $13,165                $10,523                $8,316
6/30/01                $12,497                $10,267                $8,308
7/31/01                $11,475                $10,166                $8,110
8/31/01                $12,222                $9,530                 $8,629
9/30/01                $11,973                $8,760                 $9,412
10/31/01               $11,606                $8,927                 $9,002
11/30/01               $11,737                $9,612                 $8,641
12/31/01               $12,497                $9,696                 $8,974
1/31/02                $13,449                $9,555                 $10,257
2/28/02                $14,669                $9,371                 $11,274
3/31/02                $15,849                $9,723                 $12,431
4/30/02                $16,693                $9,134                 $13,258
5/31/02                $18,611                $9,067                 $15,192
6/30/02                $16,305                $8,421                 $13,011
7/31/02                $13,556                $7,765                 $11,008
8/31/02                $15,299                $7,816                 $12,534
9/30/02                $15,312                $6,967                 $12,601
10/31/02               $14,481                $7,580                 $11,460
11/30/02               $14,535                $8,025                 $11,167
12/31/02               $17,041                $7,554                 $13,673
1/31/03                $17,230                $7,357                 $13,612
2/28/03                $16,000                $7,246                 $12,743
3/31/03                $15,027                $7,316                 $11,954
4/30/03                $14,771                $7,919                 $11,828
5/31/03                $16,960                $8,335                 $13,182
6/30/03                $17,473                $8,442                 $13,866
7/31/03                $18,176                $8,591                 $14,369
8/31/03                $20,838                $8,758                 $16,212
9/30/03                $21,298                $8,665                 $16,331
10/31/03               $23,217                $9,155                 $17,654
11/30/03               $25,879                $9,236                 $19,539
12/31/03               $25,764                $9,720                 $19,526
1/31/04                $23,244                $9,898                 $17,080
2/29/04                $23,800                $10,036                $17,405
3/31/04                $25,195                $9,884                 $18,880
4/30/04                $20,061                $9,729                 $14,765
5/31/04                $21,835                $9,863                 $16,271
6/30/04                $21,294                $10,054                $15,612
7/31/04                $21,050                $9,722                 $15,659
8/31/04                $22,350                $9,761                 $17,033
9/30/04                $24,070                $9,866                 $18,282
10/31/04               $24,545                $10,017                $18,983
11/30/04               $25,642                $10,422                $19,577
12/31/04               $24,179                $10,777                $18,174
1/31/05                $22,811                $10,514                $16,835
2/28/05                $24,531                $10,735                $17,979
3/31/05                $23,420                $10,545                $17,114
4/30/05                $21,307                $10,345                $15,326
5/31/05                $21,632                $10,674                $15,492
6/30/05                $23,678                $10,690                $17,077
7/31/05                $23,353                $11,087                $16,501


10 | Annual Report

CLASS C (8/1/95-7/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                   Franklin Gold &
                   Precious Metals                                FTSE Gold
Date               Fund - Class C*        S&P 500 Index(6)      Mines Index(6)
7/31/95               $10,000.00            $10,000.00            $10,000.00
                      10007.00              10024.96              10115.48
                      10047.00              10447.79              10182.97
                      8924.00               10410.47              8835.31
                      9575.00               10866.95              9678.52
                      9672.00               11076.28              9812.36
                      11203.00              11452.82              11824.00
                      11230.00              11559.37              12000.77
                      11251.00              11670.66              11969.03
                      11382.00              11842.57              11931.34
                      11803.00              12147.46              12189.23
                      10316.00              12193.78              10341.73
                      10081.00              11655.35              10234.30
                      10475.00              11901.57              10417.32
                      9846.00               12570.83              9496.37
                      9867.00               12917.40              9629.29
                      9784.00               13892.94              9616.42
                      9700.00               13617.73              9351.30
                      9266.00               14468.05              8709.16
                      10369.00              14581.63              9781.75
3/31/97               9222.00               13983.61              8394.30
                      8634.00               14817.68              7531.09
                      9075.00               15719.16              8050.51
                      8502.00               16422.99              7142.59
                      8355.00               17729.01              7251.87
                      8230.00               16736.54              7240.48
                      8605.00               17652.63              7820.57
                      7223.00               17063.74              6367.17
                      6040.00               17853.01              5013.31
                      6180.00               18159.39              5426.63
                      6525.00               18360.05              5732.31
                      6496.00               19683.49              5523.40
                      6885.00               20690.64              5872.26
                      7363.00               20898.70              6658.44
                      6349.00               20539.98              5574.83
                      5862.00               21373.69              5096.59
                      5485.00               21146.67              4618.50
                      4385.00               18092.45              3597.75
                      6128.00               19251.52              5645.65
                      6143.00               20816.06              5708.11
11/30/98              6017.00               22077.17              5410.78
                      5682.00               23348.52              4792.13
                      5660.00               24324.51              4780.13
                      5541.00               23568.64              4468.76
                      5645.00               24511.35              4456.30
                      6687.00               25460.54              5220.33
                      5830.00               24860.17              4247.69
                      6280.00               26238.74              4538.60
                      6081.00               25420.67              4331.22
                      6332.00               25294.81              4605.06
                      7470.00               24602.24              5791.08
                      6746.00               26158.42              5023.87
                      6857.00               26690.13              4800.18
                      7072.00               28261.15              4760.34
                      6591.00               26841.41              4200.92
                      6303.00               26333.84              4333.53
                      6111.00               28908.39              4008.56
                      5682.00               28038.96              3878.41
                      5882.00               27465.13              3995.54
                      6148.00               28142.34              4140.71
7/31/00               5786.00               27702.75              3736.72
                      6355.00               29422.52              3783.44
                      5904.00               27869.60              3582.37
                      5579.00               27751.39              3037.20
                      5941.00               25565.08              3203.51
                      6509.00               25690.50              3505.55
                      6635.00               26601.43              3422.73
                      6925.00               24177.42              3665.39
                      6079.00               22646.63              3304.63
                      6955.00               24405.10              3852.98
                      7489.00               24568.83              3985.08
                      7110.00               23971.07              3981.39
                      6532.00               23735.00              3886.62
                      6955.00               22250.64              4134.92
                      6814.00               20453.99              4510.35
                      6606.00               20844.25              4313.89
                      6680.00               22442.75              4140.97
                      7107.00               22639.47              4300.61
                      7653.00               22309.27              4915.05
                      8350.00               21879.00              5402.53
3/31/02               9017.00               22701.81              5956.98
                      9501.00               21326.12              6353.38
                      10593.00              21169.56              7280.07
                      9274.00               19662.07              6235.28
                      7713.00               18129.88              5275.30
                      8706.00               18248.59              6006.46
                      8713.00               16267.09              6038.56
                      8244.00               17697.51              5491.76
                      8274.00               18738.15              5351.30
                      9701.00               17637.89              6552.50
                      9807.00               17176.72              6523.22
                      9106.00               16918.62              6106.66
                      8558.00               17081.22              5728.57
                      8413.00               18488.85              5668.37
                      9655.00               19461.98              6316.92
                      9952.00               19710.66              6644.80
                      10348.00              20058.33              6885.72
                      11865.00              20448.76              7769.19
                      12124.00              20232.24              7825.80
                      13214.00              21376.19              8459.99
11/30/03              14722.00              21564.05              9363.14
                      14661.00              22694.09              9357.20
                      13225.00              23110.64              8185.17
                      13546.00              23431.78              8340.71
                      14333.00              23078.32              9047.61
                      11416.00              22716.62              7075.82
                      12431.00              23027.70              7797.29
                      12118.00              23475.18              7481.50
                      11981.00              22698.39              7504.12
                      12721.00              22789.56              8162.30
                      13706.00              23036.23              8760.80
                      13966.00              23388.17              9096.89
                      14600.00              24334.28              9381.35
                      13760.00              25161.91              8709.11
                      12981.00              24548.63              8067.33
                      13966.00              25065.00              8615.68
                      13332.00              24621.63              8201.28
                      12126.00              24154.81              7344.58
                      12309.00              24922.76              7424.17
                      13477.00              24958.42              8183.48
7/31/05               13294.00              25886.23              7907.44

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
CLASS C                                                                  7/31/05
--------------------------------------------------------------------------------
1-Year                                                                    +9.96%
--------------------------------------------------------------------------------
5-Year                                                                   +18.10%
--------------------------------------------------------------------------------
10-Year                                                                   +2.89%
--------------------------------------------------------------------------------

ADVISOR CLASS (8/1/95-7/31/05)(5)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                    Franklin Gold &
                    Precious Metals                               FTSE Gold
Date             Fund - Advisor Class        S&P 500 Index(6)   Mines Index(6)
7/31/95                  $10,000                  $10,000          $10,000
8/31/95                  $10,013                  $10,025          $10,115
9/30/95                  $10,060                  $10,448          $10,183
10/31/95                 $8,938                   $10,410          $8,835
11/30/95                 $9,595                   $10,867          $9,679
12/31/95                 $9,706                   $11,076          $9,812
1/31/96                  $11,253                  $11,453          $11,824
2/29/96                  $11,281                  $11,559          $12,001
3/31/96                  $11,315                  $11,671          $11,969
4/30/96                  $11,453                  $11,843          $11,931
5/31/96                  $11,889                  $12,147          $12,189
6/30/96                  $10,394                  $12,194          $10,342
7/31/96                  $10,165                  $11,655          $10,234
8/31/96                  $10,567                  $11,902          $10,417
9/30/96                  $9,936                   $12,571          $9,496
10/31/96                 $9,963                   $12,917          $9,629
11/30/96                 $9,887                   $13,893          $9,616
12/31/96                 $9,807                   $13,618          $9,351
1/31/97                  $9,493                   $14,468          $8,709
2/28/97                  $10,637                  $14,582          $9,782
3/31/97                  $9,470                   $13,984          $8,394
4/30/97                  $8,873                   $14,818          $7,531
5/31/97                  $9,336                   $15,719          $8,051
6/30/97                  $8,750                   $16,423          $7,143
7/31/97                  $8,607                   $17,729          $7,252
8/31/97                  $8,486                   $16,737          $7,240
9/30/97                  $8,878                   $17,653          $7,821
10/31/97                 $7,462                   $17,064          $6,367
11/30/97                 $6,250                   $17,853          $5,013
12/31/97                 $6,399                   $18,159          $5,427
1/31/98                  $6,762                   $18,360          $5,732
2/28/98                  $6,740                   $19,683          $5,523
3/31/98                  $7,142                   $20,691          $5,872
4/30/98                  $7,642                   $20,899          $6,658
5/31/98                  $6,595                   $20,540          $5,575
6/30/98                  $6,095                   $21,374          $5,097
7/31/98                  $5,813                   $21,147          $4,618
8/31/98                  $4,652                   $18,092          $3,598
9/30/98                  $6,508                   $19,252          $5,646
10/31/98                 $6,532                   $20,816          $5,708
11/30/98                 $6,401                   $22,077          $5,411
12/31/98                 $6,052                   $23,349          $4,792
1/31/99                  $6,036                   $24,325          $4,780
2/28/99                  $5,913                   $23,569          $4,469
3/31/99                  $6,029                   $24,511          $4,456
4/30/99                  $7,143                   $25,461          $5,220
5/31/99                  $6,236                   $24,860          $4,248
6/30/99                  $6,728                   $26,239          $4,539
7/31/99                  $6,529                   $25,421          $4,331
8/31/99                  $6,805                   $25,295          $4,605
9/30/99                  $8,035                   $24,602          $5,791
10/31/99                 $7,258                   $26,158          $5,024
11/30/99                 $7,389                   $26,690          $4,800
12/31/99                 $7,622                   $28,261          $4,760
1/31/00                  $7,103                   $26,841          $4,201
2/29/00                  $6,795                   $26,334          $4,334
3/31/00                  $6,593                   $28,908          $4,009
4/30/00                  $6,138                   $28,039          $3,878
5/31/00                  $6,353                   $27,465          $3,996
6/30/00                  $6,648                   $28,142          $4,141
7/31/00                  $6,253                   $27,703          $3,737
8/31/00                  $6,880                   $29,423          $3,783
9/30/00                  $6,393                   $27,870          $3,582
10/31/00                 $6,053                   $27,751          $3,037
11/30/00                 $6,447                   $25,565          $3,204
12/31/00                 $7,068                   $25,691          $3,506
1/31/01                  $7,210                   $26,601          $3,423
2/28/01                  $7,532                   $24,177          $3,665
3/31/01                  $6,613                   $22,647          $3,305
4/30/01                  $7,571                   $24,405          $3,853
5/31/01                  $8,168                   $24,569          $3,985
6/30/01                  $7,759                   $23,971          $3,981
7/31/01                  $7,132                   $23,735          $3,887
8/31/01                  $7,594                   $22,251          $4,135
9/30/01                  $7,454                   $20,454          $4,510
10/31/01                 $7,233                   $20,844          $4,314
11/30/01                 $7,320                   $22,443          $4,141
12/31/01                 $7,794                   $22,639          $4,301
1/31/02                  $8,400                   $22,309          $4,915
2/28/02                  $9,168                   $21,879          $5,403
3/31/02                  $9,912                   $22,702          $5,957
4/30/02                  $10,454                  $21,326          $6,353
5/31/02                  $11,658                  $21,170          $7,280
6/30/02                  $10,227                  $19,662          $6,235
7/31/02                  $8,513                   $18,130          $5,275
8/31/02                  $9,605                   $18,249          $6,006
9/30/02                  $9,629                   $16,267          $6,039
10/31/02                 $9,112                   $17,698          $5,492
11/30/02                 $9,152                   $18,738          $5,351
12/31/02                 $10,739                  $17,638          $6,552
1/31/03                  $10,870                  $17,177          $6,523
2/28/03                  $10,092                  $16,919          $6,107
3/31/03                  $9,495                   $17,081          $5,729
4/30/03                  $9,339                   $18,489          $5,668
5/31/03                  $10,731                  $19,462          $6,317
6/30/03                  $11,067                  $19,711          $6,645
7/31/03                  $11,525                  $20,058          $6,886
8/31/03                  $13,219                  $20,449          $7,769
9/30/03                  $13,523                  $20,232          $7,826
10/31/03                 $14,759                  $21,376          $8,460
11/30/03                 $16,453                  $21,564          $9,363
12/31/03                 $16,398                  $22,694          $9,357
1/31/04                  $14,809                  $23,111          $8,185
2/29/04                  $15,171                  $23,432          $8,341
3/31/04                  $16,077                  $23,078          $9,048
4/30/04                  $12,807                  $22,717          $7,076
5/31/04                  $13,961                  $23,028          $7,797
6/30/04                  $13,623                  $23,475          $7,482
7/31/04                  $13,474                  $22,698          $7,504
8/31/04                  $14,323                  $22,790          $8,162
9/30/04                  $15,443                  $23,036          $8,761
10/31/04                 $15,755                  $23,388          $9,097
11/30/04                 $16,472                  $24,334          $9,381
12/31/04                 $15,541                  $25,162          $8,709
1/31/05                  $14,673                  $24,549          $8,067
2/28/05                  $15,797                  $25,065          $8,616
3/31/05                  $15,095                  $24,622          $8,201
4/30/05                  $13,741                  $24,155          $7,345
5/31/05                  $13,964                  $24,923          $7,424
6/30/05                  $15,301                  $24,958          $8,183
7/31/05                  $15,104                  $25,886          $7,907

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
ADVISOR CLASS(5)                                                         7/31/05
--------------------------------------------------------------------------------
1-Year                                                                   +12.09%
--------------------------------------------------------------------------------
5-Year                                                                   +19.29%
--------------------------------------------------------------------------------
10-Year                                                                   +4.21%
--------------------------------------------------------------------------------


                                                              Annual Report | 11

ENDNOTES

INVESTING IN A NONDIVERSIFIED FUND CONCENTRATING IN THE PRECIOUS METALS SECTOR INVOLVES SPECIAL RISKS, INCLUDING THOSE RELATED TO FLUCTUATIONS IN THE PRICE OF GOLD AND OTHER PRECIOUS METALS AND INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC AND REGULATORY DEVELOPMENTS AFFECTING THE SECTOR. IN ADDITION, THE FUND IS SUBJECT TO THE RISKS OF CURRENCY FLUCTUATION AND POLITICAL UNCERTAINTY ASSOCIATED WITH FOREIGN INVESTING. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(4) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(5) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +54.01% and +5.16%.

(6) Sources: Standard & Poor's Micropal; Financial Times. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The FTSE Gold Mines Index is an unweighted index that tracks the daily performance of gold mining companies in South Africa, Australia and North America. This is a price-only index and does not include dividends.


12 | Annual Report

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 13

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT    ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                       VALUE 1/31/05      VALUE 7/31/05      PERIOD* 1/31/05-7/31/05
-----------------------------------------------------------------------------------------------------------
Actual                                           $1,000            $1,027.70                $4.93
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000            $1,019.93                $4.91
-----------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------
Actual                                           $1,000            $1,023.80                $8.68
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000            $1,016.22                $8.65
-----------------------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------------------
Actual                                           $1,000            $1,024.10                $8.73
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000            $1,016.17                $8.70
-----------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------
Actual                                           $1,000            $1,029.30                $3.72
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000            $1,021.12                $3.71
-----------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.98%; B: 1.73%; C: 1.74%; and Advisor: 0.74%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


14 | Annual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS

                                                          -------------------------------------------------------------------------
                                                                                       YEAR ENDED JULY 31,
CLASS A                                                       2005            2004            2003            2002            2001
                                                          -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................    $  15.94        $  13.74        $  10.28        $   8.88        $   7.90
                                                          -------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) ............................        0.04            0.05            0.13            0.13            0.25

 Net realized and unrealized gains (losses) ..........        1.84            2.25            3.44            1.52            0.84
                                                          -------------------------------------------------------------------------
Total from investment operations .....................        1.88            2.30            3.57            1.65            1.09
                                                          -------------------------------------------------------------------------
Less distributions from net investment income ........       (0.01)          (0.10)          (0.11)          (0.25)          (0.11)
                                                          -------------------------------------------------------------------------
Redemption fees ......................................          --(c)           --(c)           --              --              --
                                                          -------------------------------------------------------------------------
Net asset value, end of year .........................    $  17.81        $  15.94        $  13.74        $  10.28        $   8.88
                                                          =========================================================================

Total return(b) ......................................       11.78%          16.68%          34.97%          18.97%          13.91%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ......................    $439,628        $394,292        $306,283        $200,627        $164,004

Ratios to average net assets:

 Expenses ............................................        0.96%           0.96%           1.09%           1.13%           1.32%

 Net investment income ...............................        0.21%           0.26%           1.05%           1.18%           2.86%

Portfolio turnover rate ..............................       11.33%           8.11%           6.59%          12.77%           7.31%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.


                         Annual Report | See notes to financial statements. | 15

FRANKLIN GOLD AND PRECIOUS METALS FUND

                                                            ---------------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
CLASS B                                                        2005          2004          2003          2002         2001
                                                            ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................      $ 15.54       $ 13.46       $ 10.11       $  8.76       $ 7.82
                                                            ---------------------------------------------------------------

Income from investment operations:

 Net investment income (loss)(a) .....................        (0.09)        (0.08)         0.02          0.01         0.17

 Net realized and unrealized gains (losses) ..........         1.79          2.21          3.41          1.55         0.83
                                                            ---------------------------------------------------------------
Total from investment operations .....................         1.70          2.13          3.43          1.56         1.00
                                                            ---------------------------------------------------------------
Less distributions from net investment income ........           --         (0.05)        (0.08)        (0.21)       (0.06)
                                                            ---------------------------------------------------------------
Redemption fees ......................................           --(c)         --(c)         --            --           --
                                                            ---------------------------------------------------------------
Net asset value, end of year .........................      $ 17.24       $ 15.54       $ 13.46       $ 10.11       $ 8.76
                                                            ===============================================================

Total return(b) ......................................        10.94%        15.81%        34.08%        18.14%       12.78%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ......................      $41,270       $37,738       $26,278       $10,964       $4,037

Ratios to average net assets:

 Expenses ............................................         1.70%         1.71%         1.85%         1.89%        2.08%

 Net investment income (loss) ........................        (0.53)%       (0.49)%        0.29%         0.12%        1.88%

Portfolio turnover rate ..............................        11.33%         8.11%         6.59%        12.77%        7.31%

(a)   Based on average daily shares outstanding.

(b)   Total return does not reflect the contingent deferred sales charge.1

(c)   Amount is less than $0.01 per share.


16 | See notes to financial statements. | Annual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

                                                           ----------------------------------------------------------------------
                                                                                      YEAR ENDED JULY 31,
CLASS C                                                        2005             2004            2003          2002          2001
                                                           ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..................      $  15.69         $  13.59         $ 10.18       $  8.80       $  7.83
                                                           ----------------------------------------------------------------------

Income from investment operations:

 Net investment income (loss)(a) ....................         (0.09)           (0.09)           0.04          0.04          0.18

 Net realized and unrealized gains (losses) .........          1.80             2.23            3.43          1.53          0.83
                                                           ----------------------------------------------------------------------

Total from investment operations ....................          1.71             2.14            3.47          1.57          1.01
                                                           ----------------------------------------------------------------------
Less distributions from net investment income .......            --            (0.04)          (0.06)        (0.19)        (0.04)
                                                           ----------------------------------------------------------------------
Redemption fees .....................................            --(c)            --(c)           --            --            --
                                                           ----------------------------------------------------------------------
Net asset value, end of year ........................      $  17.40         $  15.69         $ 13.59       $ 10.18       $  8.80
                                                           ======================================================================

Total return(b) .....................................         10.96%           15.77%          34.16%        18.09%        12.89%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .....................      $114,315         $101,962         $65,729       $38,219       $22,220

Ratios to average net assets:

 Expenses ...........................................          1.71%            1.71%           1.82%         1.88%         2.07%

 Net investment income (loss) .......................         (0.54)%          (0.49)%          0.32%         0.35%         2.11%

Portfolio turnover rate .............................         11.33%            8.11%           6.59%        12.77%         7.31%

(a)   Based on average daily shares outstanding.

(b)   Total return does not reflect the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.


                         Annual Report | See notes to financial statements. | 17

FRANKLIN GOLD AND PRECIOUS METALS FUND

                                                                 --------------------------------------------------------------
                                                                                       YEAR ENDED JULY 31,
ADVISOR CLASS                                                       2005          2004          2003         2002         2001
                                                                 --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .....................         $ 16.36       $ 14.08       $ 10.53       $ 9.09       $ 8.09
                                                                 --------------------------------------------------------------

Income from investment operations:

 Net investment income(a) ..............................            0.08          0.08          0.09         0.15         0.28

 Net realized and unrealized gains (losses) ............            1.89          2.33          3.60         1.56         0.85
                                                                 --------------------------------------------------------------

Total from investment operations .......................            1.97          2.41          3.69         1.71         1.13
                                                                 --------------------------------------------------------------
Less distributions from net investment income ..........           (0.05)        (0.13)        (0.14)       (0.27)       (0.13)
                                                                 --------------------------------------------------------------
Redemption fees ........................................              --(b)         --(b)         --           --           --
                                                                 --------------------------------------------------------------
Net asset value, end of year ...........................         $ 18.28       $ 16.36       $ 14.08       $10.53       $ 9.09
                                                                 ==============================================================

Total return ...........................................           12.09%        16.91%        35.38%       19.38%       14.04%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................         $34,519       $35,351       $21,223       $5,573       $3,574

Ratios to average net assets:

 Expenses ..............................................            0.71%         0.71%         0.85%        0.90%        1.08%

 Net investment income .................................            0.46%         0.51%         1.29%        1.29%        3.15%

Portfolio turnover rate ................................           11.33%         8.11%         6.59%       12.77%        7.31%

(a)   Based on average daily shares outstanding.

(b)   Amount is less than $0.01 per share.


18 | See notes to financial statements. | Annual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

STATEMENT OF INVESTMENTS, JULY 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY          SHARES/WARRANTS         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS, WARRANTS AND MUTUAL FUNDS 98.8%
       COMMON STOCKS, WARRANTS AND MUTUAL
       Anglo American PLC ...............................................        South Africa             256,100       $ 6,482,063
       Anglo American PLC, ADR ..........................................        South Africa             370,479         9,424,986
       Freeport McMoRan Copper & Gold Inc., B ...........................       United States             969,211        39,039,819
    (a)Mvelaphanda Resources Ltd. .......................................        South Africa           2,250,000         5,360,160
                                                                                                                        ------------
                                                                                                                         60,307,028
                                                                                                                        ------------

       GOLD EXPLORATION 7.8%
     a Alamos Gold Inc. .................................................           Canada                696,400         2,577,363
(a),(b)Alamos Gold Inc., 144A ...........................................           Canada                400,000         1,480,392
    (a)Ballarat Goldfields NL ...........................................         Australia            10,000,000         1,967,804
    (a)Bendigo Mining Ltd. ..............................................         Australia             6,000,000         5,267,659
    (a)European Minerals Corp. ..........................................           Canada                550,000           260,621
(a),(b)European Minerals Corp., 144A ....................................           Canada             10,600,000         5,022,876
(a),(b)European Minerals Corp., wts., 144A, 4/01/10 .....................           Canada              5,300,000           779,412
    (a)Gammon Lake Resources Inc. .......................................           Canada              1,364,500         9,408,807
    (a)Guinor Gold Corp. ................................................           Canada              3,000,000         2,328,431
    (a)Ivanhoe Mines Ltd. ...............................................           Canada              1,628,600        12,041,528
    (a)Metallica Resources Inc. .........................................           Canada              1,488,998         1,581,452
    (a)Metallica Resources Inc., wts., 12/11/08 .........................           Canada                494,499            96,961
    (a)Miramar Mining Corp. .............................................           Canada              1,330,000         1,499,510
    (a)Nevsun Resources Ltd. ............................................           Canada                877,000         1,540,482
    (a)Pan Australian Resources Ltd. ....................................         Australia            10,000,000         1,778,592
    (a)Shore Gold Inc. ..................................................           Canada                375,000         1,366,421
                                                                                                                        ------------
                                                                                                                         48,998,311
                                                                                                                        ------------

       LONG LIFE GOLD MINES 57.0%
       Agnico-Eagle Mines Ltd. ..........................................           Canada                750,000         9,165,000
       AngloGold Ashanti Ltd. ...........................................        South Africa              62,530         2,160,989
       AngloGold Ashanti Ltd., ADR ......................................        South Africa           1,021,327        35,113,222
       Barrick Gold Corp. ...............................................           Canada              2,038,671        49,947,439
    (a)Centerra Gold Inc. ...............................................           Canada                 40,000           584,967
(a),(b)Centerra Gold Inc., 144A .........................................           Canada                536,600         7,847,337
       Compania de Minas Buenaventura SA ................................            Peru                 100,593         2,320,663
       Compania de Minas Buenaventura SA, ADR ...........................            Peru                 988,986        23,270,841
       Gold Fields Ltd. .................................................        South Africa             604,999         6,629,912
       Gold Fields Ltd., ADR ............................................        South Africa             854,528         9,220,357
       Goldcorp Inc. ....................................................           Canada              1,350,000        21,949,055
    (a)Goldcorp Inc., wts., 5/30/07 .....................................           Canada                912,500         2,489,992
       Harmony Gold Mining Co. Ltd. .....................................        South Africa           1,343,000        11,243,968
       Harmony Gold Mining Co. Ltd., ADR ................................        South Africa             200,000         1,640,000
       Highland Gold Mining Ltd. ........................................       United Kingdom            524,000         1,372,330
    (a)Lihir Gold Ltd. ..................................................      Papua New Guinea         8,566,841         8,461,350
(a),(b)Lihir Gold Ltd., ADR, 144A .......................................      Papua New Guinea            50,000           988,000
    (a)Meridian Gold Inc. ...............................................           Canada                513,760         9,213,261
    (a)Meridian Gold Inc. ...............................................       United States           1,156,500        20,631,960
       Newcrest Mining Ltd. .............................................         Australia             3,570,828        44,295,164
       Newmont Mining Corp. .............................................       United States             770,714        28,940,311
    (a)Oxiana Ltd. ......................................................         Australia             9,882,655         7,292,672


                                                              Annual Report | 19

FRANKLIN GOLD AND PRECIOUS METALS FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        COUNTRY     SHARES/WARRANTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS, WARRANTS AND MUTUAL FUNDS (CONT.)
       LONG LIFE GOLD MINES (CONT.)
       Placer Dome Inc. .....................................................           Canada          2,471,655      $ 34,281,855
    (a)Randgold Resources Ltd., ADR .........................................        South Africa       1,427,600        18,987,080
    (a)Western Areas Ltd. ...................................................        South Africa         402,225         1,209,253
    (a)Western Areas Ltd., ADR ..............................................        South Africa          26,430            79,459
                                                                                                                       -------------
                                                                                                                        359,336,437
                                                                                                                       -------------
       MEDIUM LIFE GOLD MINES 12.0%
    (a)Apollo Gold Corp. ....................................................           Canada          1,000,000           285,948
    (a)Cambior Inc. .........................................................           Canada          2,130,000         4,524,510
    (a)Eldorado Gold Corp. ..................................................           Canada          2,145,000         5,800,613
    (a)Glamis Gold Ltd. .....................................................           Canada            948,500        16,570,295
       IAMGOLD Corp. ........................................................           Canada            467,400         3,005,260
       Kingsgate Consolidated Ltd. ..........................................         Australia         1,855,148         4,478,965
    (a)Kinross Gold Corp. ...................................................           Canada          3,513,012        19,401,929
    (a)Northgate Minerals Corp. .............................................           Canada          1,150,000         1,399,918
    (a)Queenstake Resources Ltd. ............................................           Canada          7,500,000         1,654,412
    (a)Rio Narcea Gold Mines Ltd. ...........................................           Canada          1,100,000         1,770,425
    (a)Semafo Inc. ..........................................................           Canada          3,000,000         3,357,843
(a),(c)Semafo Inc., wts., 144A, 12/18/06 ....................................           Canada          1,225,000           236,193
    (a)Yamana Gold Inc. .....................................................           Canada          2,640,000         9,749,019
    (a)Yamana Gold Inc., wts., 7/31/08 ......................................           Canada          1,150,000         3,185,049
                                                                                                                       -------------
                                                                                                                         75,420,379
                                                                                                                       -------------
       MUTUAL FUNDS 1.2%
       Central Fund of Canada, A ............................................           Canada          1,405,000         7,362,200
                                                                                                                       -------------

       PLATINUM & PALLADIUM 11.2%
       Anglo American Platinum Corp. Ltd. ...................................        South Africa          40,000         1,777,967
       Anglo American Platinum Corp. Ltd., ADR ..............................        South Africa         571,138        25,386,616
       Impala Platinum Holdings Ltd. ........................................        South Africa         248,000        22,971,702
       Impala Platinum Holdings Ltd., ADR ...................................        South Africa         771,200        17,858,646
    (a)North American Palladium Ltd. ........................................           Canada            132,000           652,451
    (a)Stillwater Mining Co. ................................................       United States         253,246         2,066,486
                                                                                                                       -------------
                                                                                                                         70,713,868
                                                                                                                       -------------
     TOTAL COMMON STOCKS, WARRANTS AND MUTUAL FUNDS (COST $443,457,194) .....                                           622,138,223
                                                                                                                       -------------


20 | Annual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        COUNTRY           SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENTS (COST $5,611,162) 0.9%
       MONEY FUND 0.9%
    (d)Franklin Institutional Fiduciary Trust Money Market Portfolio .......        United States       5,611,162      $  5,611,162
                                                                                                                       -------------
       TOTAL INVESTMENTS (COST $449,068,356) 99.7% .........................                                            627,749,385
       OTHER ASSETS, LESS LIABILITIES 0.3% .................................                                              1,982,882
                                                                                                                       -------------
       NET ASSETS 100.0% ...................................................                                           $629,732,267
                                                                                                                       =============

SELECTED PORTFOLIO ABBREVIATIONS:

ADR - American Depository Receipt

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees.

(c)   See Note 8 regarding restricted and illiquid securities.

(d) See Note 9 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio.


                         Annual Report | See notes to financial statements. | 21

FRANKLIN GOLD AND PRECIOUS METALS FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2005

Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ......................................       $ 443,457,194
  Cost - Sweep Money Fund (Note 9) .................................           5,611,162
                                                                           --------------
  Total cost of investments ........................................       $ 449,068,356
                                                                           ==============
  Value - Unaffiliated issuers .....................................       $ 622,138,223
  Value - Sweep Money Fund (Note 9) ................................           5,611,162
                                                                           --------------
  Total value of investments .......................................         627,749,385
 Cash ..............................................................              17,212
 Receivables:
  Investment securities sold .......................................           4,137,302
  Capital shares sold ..............................................             873,928
  Dividends ........................................................             248,448
                                                                           --------------
    Total assets ...................................................         633,026,275
                                                                           --------------
Liabilities:
 Payables:
  Capital shares redeemed ..........................................           2,665,160
  Affiliates .......................................................             558,252
 Other liabilities .................................................              70,596
                                                                           --------------
    Total liabilities ..............................................           3,294,008
                                                                           --------------
      Net assets, at value .........................................       $ 629,732,267
                                                                           ==============
Net assets consist of:
 Undistributed net investment income ...............................       $     549,543
 Net unrealized appreciation (depreciation) ........................         178,681,029
 Accumulated net realized gain (loss) ..............................         (15,629,542)
 Paid-in capital ...................................................         466,131,237
                                                                           --------------
      Net assets, at value .........................................       $ 629,732,267
                                                                           ==============


22 | See notes to financial statements. | Annual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
July 31, 2005

CLASS A:
Net assets, at value ...........................................................................     $439,628,122
                                                                                                     =============
Shares outstanding .............................................................................       24,682,984
                                                                                                     =============
Net asset value per sharea .....................................................................     $      17.81
                                                                                                     =============
Maximum offering price per share (net asset value per share / 94.25%) ..........................     $      18.90
                                                                                                     =============
CLASS B:
Net assets, at value ...........................................................................     $ 41,270,444
                                                                                                     =============
Shares outstanding .............................................................................        2,394,364
                                                                                                     =============
Net asset value and maximum offering price per share(a) ........................................     $      17.24
                                                                                                     =============
CLASS C:
Net assets, at value ...........................................................................     $114,315,035
                                                                                                     =============
Shares outstanding .............................................................................        6,568,768
                                                                                                     =============
Net asset value and maximum offering price per share(a) ........................................     $      17.40
                                                                                                     =============
ADVISOR CLASS:
Net assets, at value ...........................................................................     $ 34,518,666
                                                                                                     =============
Shares outstanding .............................................................................        1,888,027
                                                                                                     =============
Net asset value and maximum offering price per share(a) ........................................     $      18.28
                                                                                                     =============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                         Annual Report | See notes to financial statements. | 23

FRANKLIN GOLD AND PRECIOUS METALS FUND

STATEMENT OF OPERATIONS
for the year ended July 31, 2005

Investment income:
 Dividends
  Unaffiliated issuers ........................................................................      $  7,045,801
  Sweep Money Fund (Note 9) ...................................................................           364,650
 Other income (Note 10) .......................................................................             3,552
                                                                                                     ------------
      Total investment income .................................................................         7,414,003
                                                                                                     -------------
Expenses:
 Management fees (Note 3a) ....................................................................         3,077,751
 Distribution fees (Note 3c)
  Class A .....................................................................................         1,072,341
  Class B .....................................................................................           418,701
  Class C .....................................................................................         1,142,375
 Transfer agent fees (Note 3e) ................................................................         1,118,243
 Custodian fees (Note 4) ......................................................................            70,902
 Reports to shareholders ......................................................................            80,290
 Registration and filing fees .................................................................            99,650
 Professional fees ............................................................................            22,083
 Trustees' fees and expenses ..................................................................            16,837
 Other ........................................................................................            25,102
                                                                                                     ------------
      Total expenses ..........................................................................         7,144,275
      Expense reductions (Note 4) .............................................................              (307)
                                                                                                     ------------
       Net expenses ...........................................................................         7,143,968
                                                                                                     -------------
        Net investment income .................................................................           270,035
                                                                                                     -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments .................................................................................        16,089,682
  Foreign currency transactions ...............................................................           396,874
                                                                                                     -------------
      Net realized gain (loss) ................................................................        16,486,556
 Net change in unrealized appreciation (depreciation) on investments ..........................        51,129,638
                                                                                                     -------------
Net realized and unrealized gain (loss) .......................................................        67,616,194
                                                                                                     -------------
Net increase (decrease) in net assets resulting from operations ...............................      $ 67,886,229
                                                                                                     =============


24 | See notes to financial statements. | Annual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               -------------------------------------
                                                                                                        YEAR ENDED JULY 31,
                                                                                                    2005                   2004
                                                                                               -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..............................................................         $     270,035          $     532,142
  Net realized gain (loss) from investments and foreign currency transactions ........            16,486,556             18,847,157
  Net change in unrealized appreciation (depreciation) on investments
     and translation of assets and liabilities denominated in foreign currencies .....            51,129,638             37,115,245
                                                                                               -------------------------------------
      Net increase (decrease) in net assets resulting from operations ................            67,886,229             56,494,544
                                                                                               -------------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A ...........................................................................              (196,281)            (2,303,565)
   Class B ...........................................................................                    --               (108,625)
   Class C ...........................................................................                    --               (236,649)
   Advisor Class .....................................................................              (115,006)              (253,015)
                                                                                               -------------------------------------
 Total distributions to shareholders .................................................              (311,287)            (2,901,854)
                                                                                               -------------------------------------

 Capital share transactions: (Note 2)
   Class A ...........................................................................            (3,154,226)            46,820,124
   Class B ...........................................................................              (404,873)             7,857,969
   Class C ...........................................................................             1,304,585             28,515,228
   Advisor Class .....................................................................            (4,939,072)            13,041,561
                                                                                               -------------------------------------
 Total capital share transactions ....................................................            (7,193,586)            96,234,882
                                                                                               -------------------------------------

 Redemption fees .....................................................................                 8,647                    751
                                                                                               -------------------------------------

      Net increase (decrease) in net assets ..........................................            60,390,003            149,828,323
Net assets:
 Beginning of year ...................................................................           569,342,264            419,513,941
                                                                                               -------------------------------------
 End of year .........................................................................         $ 629,732,267          $ 569,342,264
                                                                                               =====================================
Undistributed net investment income included in net assets:
 End of year .........................................................................         $     549,543          $     310,439
                                                                                               =====================================


                         Annual Report | See notes to financial statements. | 25

FRANKLIN GOLD AND PRECIOUS METALS FUND

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Gold and Precious Metals Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System, are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.


26 | Annual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION (CONTINUED)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.


                                                              Annual Report | 27

FRANKLIN GOLD AND PRECIOUS METALS FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting year. Actual results could differ from those estimates.

G. REDEMPTION FEES

Effective June 1, 2004, redemptions and exchanges of Fund shares held five trading days or less may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.


28 | Annual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

At July 31, 2005, there were an unlimited number of shares authorized ($0.10 par value). Transactions in the Fund's shares were as follows:

                                             ------------------------------------------------------------------------------
                                                                           YEAR ENDED JULY 31,
                                                           2005                                       2004
                                             ------------------------------------------------------------------------------
                                                SHARES               AMOUNT                 SHARES               AMOUNT
                                             ------------------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ..........................       11,059,746         $ 194,135,361            15,570,606         $ 267,648,705
 Shares issued in reinvestment of
   distributions ......................            8,786               171,070               100,150             1,994,995
 Shares redeemed ......................      (11,118,040)         (197,460,657)          (13,225,965)         (222,823,576)
                                             ------------------------------------------------------------------------------
 Net increase (decrease) ..............          (49,508)        $  (3,154,226)            2,444,791         $  46,820,124
                                             ==============================================================================
CLASS B SHARES:
 Shares sold ..........................          468,037         $   8,154,926             1,565,131         $  26,340,327
 Shares issued in reinvestment of
   distributions ......................               --                    --                 5,064                98,800
 Shares redeemed ......................         (502,670)           (8,559,799)           (1,093,974)          (18,581,158)
                                             ------------------------------------------------------------------------------
 Net increase (decrease) ..............          (34,633)        $    (404,873)              476,221         $   7,857,969
                                             ==============================================================================
CLASS C SHARES:
 Shares sold ..........................        1,406,424         $  24,673,748             3,529,183         $  60,071,858
 Shares issued in reinvestment of
   distributions ......................               --                    --                 9,916               195,334
 Shares redeemed ......................       (1,337,493)          (23,369,163)           (1,877,614)          (31,751,964)
                                             ------------------------------------------------------------------------------
 Net increase (decrease) ..............           68,931         $   1,304,585             1,661,485         $  28,515,228
                                             ==============================================================================
ADVISOR CLASS SHARES:
 Shares sold ..........................          482,952         $   8,680,605             1,648,203         $  29,129,104
 Shares issued in reinvestment of
   distributions ......................            5,639               112,495                11,945               243,798
 Shares redeemed ......................         (761,539)          (13,732,172)           (1,005,991)          (16,331,341)
                                             ------------------------------------------------------------------------------
 Net increase (decrease) ..............         (272,948)        $  (4,939,072)              654,157         $  13,041,561
                                             ==============================================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

------------------------------------------------------------------------------------------------------------------
SUBSIDIARY                                                       AFFILIATION
------------------------------------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                                Investment manager
Franklin Templeton Services LLC (FT Services)                    Administrative manager
Franklin Templeton Distributors Inc. (Distributors)              Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)     Transfer agent


                                                              Annual Report | 29

FRANKLIN GOLD AND PRECIOUS METALS FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE     NET ASSETS
--------------------------------------------------------------------------------
        0.625%          Up to and including $100 million
        0.500%          Over $100 million, up to and including $250 million
        0.450%          In excess of $250 million

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's reimbursement distribution plan, the Fund reimburses Distributors up to 0.25% per year of Class A's average daily net assets for costs incurred in connection with the sale and distribution of the Fund's shares. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class B ..................................................      1.00%
Class C ..................................................      1.00%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Net sales charges received(a) ............................   $184,465
Contingent deferred sales charges retained ...............   $ 88,295

(a)   Net of commissions paid to unaffiliated broker/dealers.

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $1,118,243, of which $751,668 was retained by Investor Services.


30 | Annual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended July 31, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At July 31, 2005, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2007 ..........................................................    $11,772,239
 2008 ..........................................................      2,754,018
 2009 ..........................................................      1,043,050
                                                                    -----------
                                                                    $15,569,307
                                                                    ===========

The tax character of distributions paid during the years ended July 31, 2005 and 2004, was as follows:

                                                      -------------------------
                                                        2005            2004
                                                      -------------------------
Distributions paid from ordinary income ......        $311,287       $2,901,854

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and wash sales.

At July 31, 2005, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments ............................................  $ 452,065,597
                                                                  =============
Unrealized appreciation ........................................  $ 206,152,178
Unrealized depreciation ........................................    (30,468,390)
                                                                  -------------
Net unrealized appreciation (depreciation) .....................  $ 175,683,788
                                                                  =============
Distributable earnings--undistributed ordinary income ..........  $   3,486,549
                                                                  =============

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the year ended July 31, 2005 aggregated $73,013,923 and $69,388,656, respectively.


                                                              Annual Report | 31

FRANKLIN GOLD AND PRECIOUS METALS FUND

7. RISK OF INVESTING IN FOREIGN SECURITIES

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. RESTRICTED AND ILLIQUID SECURITIES

At July 31, 2005, investments in securities included issues that are restricted and illiquid. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration under the Securities Act of 1933, unless the sale is pursuant to an exemption under the 1933 Act. The Fund has registration rights for all restricted securities held at period end. The issuer generally incurs all registration costs.

A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At July 31, 2005, the Fund held investments in restricted and illiquid securities, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

--------------------------------------------------------------------------------------------------------
SHARES AND                                                 ACQUISITION
 WARRANTS       ISSUER                                         DATE               COST           VALUE
--------------------------------------------------------------------------------------------------------
 1,225,000   Semafo Inc., wts., 144A, 12/18/06(a) .......    12/18/03           $21,630       $236,193
                                                                                              ---------
             TOTAL RESTRICTED AND ILLIQUID SECURITIES (0.04% of Net Assets) ...............   $236,193
                                                                                              =========

(a) The Fund also invests in unrestricted securities of the issuer, valued at $3,357,843 as of July 31, 2005.

9. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.


32 | Annual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

10. REGULATORY MATTERS

INVESTIGATIONS AND SETTLEMENTS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC's settlement will be made promptly in accordance with the terms and conditions of that order.

OTHER LEGAL PROCEEDINGS

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the "Administrative Complaint") and the SEC's findings regarding market timing in its August 2, 2004 Order (the "SEC Order"), both of which matters were previously reported.


                                                              Annual Report | 33

FRANKLIN GOLD AND PRECIOUS METALS FUND

10. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC's findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


34 | Annual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN GOLD AND PRECIOUS METALS FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Gold and Precious Metals Fund (the "Fund") at July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 9, 2005


                                                              Annual Report | 35

FRANKLIN GOLD AND PRECIOUS METALS FUND

TAX DESIGNATION (UNAUDITED)

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund designates up to a maximum of $7,165,871 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2005. In January 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2005. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 854(b)(2) of the Code, the Fund designates 100.00% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended July 31, 2005.

At July 31, 2005, more than 50% of the Franklin Gold and Precious Metals Fund total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Funds on these investments. The Fund elects to treat foreign taxes paid under Section 853 of the Code. This election will allow shareholders of record in December 2005, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The foreign tax information will be disclosed in the January 2006 semi-annual report of the Funds. In addition, in January 2006, shareholders will receive Form 1099-DIVwhich will include their share of taxes withheld and foreign source income distributed during the calendar year 2005.


36 | Annual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

-----------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                             LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)       Trustee        Since 1982       141                        Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                     company).
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
-----------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (1932)    Trustee        Since 1989       142                        None
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
-----------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)       Trustee        Since 2003       134                        Director, Amerada Hess Corporation
One Franklin Parkway                                                                     (exploration and refining of oil and
San Mateo, CA 94403-1906                                                                 gas), H.J. Heinz Company (processed
                                                                                         foods and allied products), RTI
                                                                                         International Metals, Inc.
                                                                                         (manufacture and distribution of
                                                                                         titanium), Canadian National Railway
                                                                                         (railroad), and White Mountains
                                                                                         Insurance Group, Ltd. (holding
                                                                                         company).
------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and
Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to
the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)      Trustee        Since 1968       115                        Director, The California Center for
One Franklin Parkway                                                                     Land Recycling (redevelopment).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 37

------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                          LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                   POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (1928)      Trustee        Since 1997       141                        Director, Martek Biosciences
One Franklin Parkway                                                                     Corporation, MedImmune, Inc.
San Mateo, CA 94403-1906                                                                 (biotechnology), and Overstock.com
                                                                                         (Internet services); and FORMERLY,
                                                                                         Director, MCI Communication
                                                                                         Corporation (subsequently known as
                                                                                         MCI WorldCom, Inc. and WorldCom,
                                                                                         Inc.) (communications services)
                                                                                         (1988-2002), White Mountains
                                                                                         Insurance Group, Ltd. (holding
                                                                                         company) (1987-2004) and Spacehab,
                                                                                         Inc. (aerospace services)
                                                                                         (1994-2003).
------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company)
(2001-2004); Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)         Trustee        Since June 2005  96                         Director, White Mountains Insurance
One Franklin Parkway                                                                     Group, Ltd. (holding company),
San Mateo, CA 94403-1906                                                                 Amerada Hess Corporation
                                                                                         (exploration and refining of oil and
                                                                                         gas) and Sentient Jet (private jet
                                                                                         service); and FORMERLY, Director,
                                                                                         Becton Dickinson and Company
                                                                                         (medical technology), Cooper
                                                                                         Industries, Inc. (electrical
                                                                                         products and tools and hardware),
                                                                                         Health Net, Inc. (FORMERLY,
                                                                                         Foundation Health) (integrated
                                                                                         managed care), The Hertz
                                                                                         Corporation, Pacific Southwest
                                                                                         Airlines, The RCA Corporation,
                                                                                         Unicom (FORMERLY, Commonwealth
                                                                                         Edison) and UAL Corporation
                                                                                         (airlines).
------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive
Officer (1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------


38 | Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS

----------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                            LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                   POSITION         TIME SERVED       BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
**HARMON E. BURNS (1945)      Trustee and      Trustee since     22                        None
One Franklin Parkway          Vice President   1993 and
San Mateo, CA 94403-1906                       Vice President
                                               since 1986
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin
Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)   Trustee and      Trustee since     141                       None
One Franklin Parkway          Chairman of      1976 and
San Mateo, CA 94403-1906      the Board        Chairman of the
                                               Board since 1993
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in Franklin Templeton
Investments.
----------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR.      Trustee,         Trustee since     125                       None
(1940)                        President and    1982, President
One Franklin Parkway          Chief            since 2001 and
San Mateo, CA 94403-1906      Executive        Chief Executive
                              Officer -        Officer -
                              Investment       Investment
                              Management       Management
                                               since 2002
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and
officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)         Chief            Since 2004        Not Applicable            Not Applicable
One Franklin Parkway          Compliance
San Mateo, CA 94403-1906      Officer
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 48 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
----------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)        Treasurer        Since 2004        Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President of Franklin Templeton Services, LLC; and Officer of 32 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant
Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin
Templeton Services, LLC (1997-2003).
----------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 39

----------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION         TIME SERVED       BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)          Senior Vice      Since 2002        Not Applicable            Not Applicable
500 East Broward Blvd.           President and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer -
                                 Finance and
                                 Administration
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)             Vice President   Since 2000        Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; officer of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief
Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
----------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)          Vice President   Since 2000        Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC,
Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and
Templeton/Franklin Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management,
Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S.
Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court
(District of Massachusetts) (until 1979).
----------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (1937)         Vice President   Since 2002        Not Applicable            Not Applicable
600 Fifth Avenue                 - AML
Rockefeller Center               Compliance
New York, NY 10020-2302
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, FTI Banque, Arch Chemicals,
Inc. and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (1937)         Vice President   Since 2000        Not Applicable            Not Applicable
One Franklin Parkway             and Secretary
San Mateo, CA 94403-1906
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and
Director, Templeton Asset Management Ltd. (until 1999).
----------------------------------------------------------------------------------------------------------------------------------


40 |  Annual Report

----------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION         TIME SERVED       BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)           Chief Financial  Since 2004        Not Applicable            Not Applicable
500 East Broward Blvd.           Officer and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Accounting
                                 Officer
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 48 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc.; and Partner, McGladrey & Pullen, LLP.
----------------------------------------------------------------------------------------------------------------------------------

We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's adviser and distributor. Harmon E. Burns is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director Resources.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 41

FRANKLIN GOLD AND PRECIOUS METALS FUND

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT

At a meeting held April 19, 2005, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment advisory contract for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper Financial Services ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment advisory contract for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment advisory contract was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses of the Fund discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of


42 | Annual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable third-party report on portfolio execution, as well as the compliance procedures and qualifications of the Chief Compliance Officer established in accordance with recently adopted SEC requirements. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of the amount of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties such as Dalbar, and the firsthand experience of the individual Trustees who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing such performance was given to the Lipper report furnished for the contract renewal. The Lipper report prepared for the Fund showed the investment performance of its Class A shares during the year ended February 28, 2005, as well as the previous ten years ended that date in comparison to a performance universe consisting of all retail and institutional gold-oriented funds as selected by Lipper. The Board noted that the Fund's total return for the one-year period was in the highest quintile of such group and on an annualized basis was in the lowest quintile of such universe for the previous three- and five-year periods, and the middle quintile of such universe during the previous ten-year period. The Board found such performance acceptable.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fee and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered under the Fund's investment advisory contract was similar to those


                                                              Annual Report | 43

FRANKLIN GOLD AND PRECIOUS METALS FUND

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

provided by fund managers to other mutual fund groups that would be used as a basis of comparison in the Lipper report. In reviewing comparative costs, emphasis was given to the Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper effective management fee analysis includes administrative charges as being part of a management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that both the effective management fee rate for the Fund, as well as its actual total expenses were in the lowest quintile of its Lipper expense group. While realizing that other factors such as the Manager's profitability and economies of scale bear on the reasonableness of fees, the Board was satisfied with the management fee and total expenses of the Fund in comparison to its expense group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity which finances up-front commissions paid to brokers/dealers who sold fund Class B shares, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that it had engaged on a biennial basis the Fund's independent accountants to perform certain procedures specified by the Board solely for its purpose and use. It was also noted that legal costs and payments incurred by Franklin Templeton in resolving various legal proceedings arising from its U.S. fund operations had not been allocated to the Fund for purposes of determining profitability. Included in the analysis for the Fund were the revenue and related costs broken down separately from the management, underwriting and shareholder services functions provided by the Manager and its affiliates to the Fund, as well as the relative contribution of the Fund to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its corporate affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided


44 | Annual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon their consideration of all these factors, the Board determined that the level of profits realized by the Manager under its investment advisory contract with the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund's investment advisory contract provides an initial fee of 0.625% on the first $100 million of assets; 0.50% on the next $150 million of assets and 0.45% on assets in excess of $250 million. The Fund had assets of approximately $650 million on December 31, 2004, and the independent Trustees discussed the prospect of adding additional fee breakpoints with management. In such discussions management expressed its view that the existing fee schedule was low and reflected anticipated economies of scale and pointed out the favorable effective management fee and expense comparisons within its Lipper expense group. Management also observed and the Board acknowledged that the fact that the Fund had assets beyond the last breakpoint level does not mean that it no longer benefits from economies of scale since the continuous growth of amount of assets being charged at the lowest breakpoint fee level results in a lower overall effective management fee rate. While intending to monitor future growth, the Board believes that to the extent any economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment advisory contract provides a sharing of benefits with the Fund and its shareholders.


                                                              Annual Report | 45

FRANKLIN GOLD AND PRECIOUS METALS FUND

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


46 | Annual Report

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

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

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

Target Funds
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund(4)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME(5)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(7)
Colorado
Connecticut
Florida(7)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(6)
Michigan(6)
Minnesota(6)
Missouri
New Jersey
New York(7)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(8)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(6)   Portfolio of insured municipal securities.

(7) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(8) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

06/05                                              Not part of the annual report

    [LOGO](R)
FRANKLIN TEMPLETON              One Franklin Parkway
   INVESTMENTS                  San Mateo, CA 94403-1906

|_|   WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

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      See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN GOLD AND
PRECIOUS METALS FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632 -2301

Authorized for distribution only when accompanied or preceded by a prospectus . Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing . The prospectus contains this and other information; please read it carefully before investing .

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed . These calls can be identified by the presence of a regular beeping tone.

132 A2005 09/05

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $2,739 for the fiscal year ended July 31, 2005 and $43,061 for the fiscal year ended July 31, 2004.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements were $0 for the fiscal year ended July 31, 2005 and $48,579 for the fiscal year ended July 31, 2004. The services for which these fees were paid included attestation services.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $19,591 for the fiscal year ended July 31, 2005 and $0 for the fiscal year ended July 31, 2004. The services for which these fees were paid included tax compliance and advise.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended July 31, 2005 and $253 for the fiscal year ended July 31, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $4,500 for the fiscal year ended July 31, 2005 and $99,797 for the fiscal year ended July 31, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and the review of the ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $24,091 for the fiscal year ended July 31, 2005 and $148,579 for the fiscal year ended July 31, 2004.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES. (A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 26, 2005


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    September 26, 2005